Taxation (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Income Tax Credit

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s
Tax charge	(1,516)	–	–
UK corporation tax R&D credit	–	2,822	5,149
Other tax income	–	–	1,125

Total	(1,516)	2,822	6,274

Summary of Reconciliation to the Earnings Loss Per Income Statement
Reconciliation of effective tax rate

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s

Profit/(loss) on ordinary activities before income tax	14,241	(166,450)	(41,118)
Tax on profit at standard U.K. rate of 19%	(2,706)	31,626	7,812
Expenses not deductible for income tax purposes (permanent differences)	(708)	(13,270)	(317)
Income not taxable	78	4	–
Temporary timing differences	(65)	–	(343)
R&D relief uplift	1,435	1,214	2,540
Losses (unrecognized)	(345)	(14,479)	(4,380)
Deferred income from MBG loan guarantee costs	–	–	(54)
Foreign tax	505	184	–
Differences in overseas tax rates	286	261	340
Derecognition of deferred tax	–	(2,686)	–
Gain on bargain purchase	–	–	699
Other	4	(32)	(23)

Tax (charge)/credit for the year	(1,516)	2,822	6,274

Summary of Deferred Tax
The analysis of unrecognized deferred tax is set out below:

	Year ended December 31,
	2021 £’000s	2020 £’000s	2019 £’000s

Losses	44,683	37,021	19,443
Loan relationships	73	421	–
U.S. tax credits	10,557	9,880	10,032
Accruals	–	–	947
Fixed assets	–	414	400
Share options	151	55	–
Other U.S. deferred tax	31	86	–
Other	–	137	202
Temporary differences	56	18	4

Net deferred tax asset (unrecognized)	55,551	48,032	31,028

Summary of analysis of recognized deferred tax
The analysis of recognized deferred tax is set out below:

	At January 1, 2021	Recognized in income	At December 31, 2021
	£’000s	£’000s	£’000s
Deferred tax liabilities
Intangible asset and right-of-use asset	(96)	76	(20)
Deferred tax asset
Net operating losses and lease liability	96	(76)	20

Net deferred tax asset/(liability)